Nature of business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Nature of business

Bioblast Pharma Ltd. (the “Parent”) was incorporated in Israel and commenced its operations on January 22, 2012. In January 2015, Bioblast Pharma Inc. was established in the state of Delaware as a wholly owned subsidiary (the “Subsidiary”). The Parent and the Subsidiary (together the “Company”) are a clinical-stage biotechnology company committed to developing clinically meaningful therapies for patients with rare and ultra-rare genetic diseases. The Company focuses on trehalose, a therapeutic platform that potentially offers solutions for several diseases that share a common pathophysiological mechanism, which are the functional changes that accompany a particular syndrome or disease. The Company focuses on diseases with severe and debilitating manifestations, where the unmet medical need is clear, the biological mechanism of action is understood, and for which there is no satisfactory treatment. Since inception in 2012, the Company has been engaged in the development of potential treatments using trehalose for two diseases, oculopharyngeal muscular dystrophy (“OPMD”) and spinocerebellar ataxia type 3 (SCA3; Machado Joseph disease). The Company’s ordinary shares (“Ordinary shares”) are traded on the Nasdaq Capital Market.

The Company is currently developing trehalose, which is the only product candidate that it currently pursues. There can be no assurance that the Company’s research and development activities with respect to trehalose will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained, that trehalose or any other future products the Company may developed will obtain required regulatory approval or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant product sales. The Company operates in an environment of rapid technological change and substantial competition from pharmaceutical and biotechnology companies.

On August 4, 2017, the Company announced a plan to devote all of its resources to exploring merger opportunities and selecting potential development and commercial partners for its trehalose therapeutic platform. Accordingly the number of employees was reduced to three, including the Chief Executive Officer, the Chief Medical Officer and the Chief Financial Officer, all of whom are assisting JSB-Partners, LP, which is the Company’s exclusive advisor to find a third party for partnership or merger opportunities. In addition, a comprehensive review of operations identified expenses that have been eliminated or cut back across-the-board. Effective as of August 31, 2017, as part of the continuing effort to reduce expenditures, the Company announced that Colin Foster and Ralf Rosskamp, MD, submitted their resignations as members of the Board of Directors and that the Company’s Chief Financial Officer transitioned to a part-time basis through November 30, 2017, after which his employment was terminated. In addition, the Company decided to terminate its current leases and to write off its fixed assets (see Note 4).

The Company has not generated revenue from the sale of any product and does not expect to generate significant revenue unless and until it obtains marketing approval, and successfully commercializes its products. Since its inception, the Company has financed its operations through the issuance of preferred shares, its initial public offering (the “IPO”) and a subsequent registered direct offering. The Company recorded a net loss of $5,945 during the year ended December 31, 2017 and as of December 31, 2017, the Company had an accumulated deficit of $45,754. As of December 31, 2017, the Company’s cash and cash equivalents were $3,526. Additional funding beyond its existing cash resources will be required in order to cover the total cost of the Company’s planned Phase 2b study in OPMD patients and the underlying expense of the Company’s operations while the study is ongoing. The Company plans to continue to fund its losses from operations and capital funding needs through the issuance of equity and/or debt or through collaborations or license agreements with other companies. Equity or debt financing may not be available on a timely basis on terms acceptable to the Company, or at all. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects.

The Company’s ability to continue to operate is dependent upon its ability to raise additional financing or to execute its plan for merger opportunities and selecting potential development and commercial partners for its trehalose therapeutic platform . These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements as of December 31, 2017, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.